Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 92,815	¥ 18,524
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	92,815	4,399
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Recorded investment	91,049	1,148
Domestic | Corporate | Small and medium sized companies
Financing Receivable, Modifications [Line Items]
Recorded investment	626	2,157
Domestic | Retail | Housing loan
Financing Receivable, Modifications [Line Items]
Recorded investment	418	579
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	722	515
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 0	¥ 14,125